Stockholders' Equity (Deficit) (Details)		3 Months Ended		10 Months Ended	12 Months Ended
	Oct. 28, 2025 shares	Mar. 31, 2026 $ / shares $ / shares shares	Mar. 31, 2025 shares	Oct. 28, 2025 shares	Dec. 31, 2025 Vote $ / shares $ / shares shares	Dec. 31, 2024 $ / shares shares
Preferred Stock
Preferred stock, number of shares authorized		1,000,000			1,000,000
Preferred shares, par value (in dollars per share) | $ / shares		$ 0.0001			$ 0.0001
Preferred stock, shares issued		0			0	6,154,342
Preferred stock, shares outstanding					0	6,154,342
Additional preferred stock issued				2,812,708
Conversion of preferred stock into common stock (in shares)	8,967,050
Common Stock
Common stock, number of shares authorized		500,000,000			500,000,000	500,000,000
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001			$ 0.0001	$ 0.0001
Common Stock, Number of Votes Per Share | Vote					1
Common stock, shares issued		82,242,434			81,771,422	39,159,901
Common stock, shares outstanding		82,242,434			81,771,422	39,159,901
Common Stock Warrants
Common stock warrants, Outstanding		30,276,119			30,276,119	7,759,535
Common stock warrants, Exercise price | $ / shares		$ 8.24			$ 8.24	$ 2.24
Number of shares retrained for repurchase		6,124,297			6,124,297
Exchangeable shares, share outstanding		23,692,820			24,011,017	24,011,017
Common exchangeable shares, shares outstanding						23,733,859
Preferred exchangeable shares, shares outstanding						277,158
Exchangeable shares conversion ratio		1			1
Number of shares exchanged during the period		318,197	0		0	0
Minimum
Common Stock Warrants
Purchase price per share | $ / shares		$ 1.12			$ 1.12
Maximum
Common Stock Warrants
Purchase price per share | $ / shares		$ 2.24			$ 2.24